Average Annual Total Returns	12 Months Ended
Aug. 31, 2014
Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.06%
Ten Years	1.58%
Inception Date	Dec. 14, 1992
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.57%
Since Inception	20.52%
Inception Date	Sep. 07, 2010
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.79%
Since Inception	18.64%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.68%
Since Inception	14.10%
Inception Date	Mar. 28, 2011
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.50%
Since Inception	20.97%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.41%
Since Inception	14.26%
Inception Date	Mar. 28, 2011
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.30%
Since Inception	20.54%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.12%
Since Inception	17.67%
Inception Date	Nov. 02, 2010
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.93%
Since Inception	20.02%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.42%
Since Inception	25.05%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.18%
Since Inception	16.77%
Inception Date	Apr. 01, 2011
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.05%
Since Inception	24.08%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.67%
Since Inception	23.19%
Inception Date	Sep. 07, 2010
Return After Taxes on Distributions | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.06%
Since Inception	20.18%
Return After Taxes on Distributions | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.11%
Since Inception	18.20%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Since Inception	13.91%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.25%
Since Inception	20.81%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.04%
Since Inception	14.00%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.95%
Since Inception	20.30%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.79%
Since Inception	17.33%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Since Inception	19.71%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.21%
Since Inception	24.87%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.82%
Since Inception	16.49%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.71%
Since Inception	23.80%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.34%
Since Inception	22.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.78%
Since Inception	16.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.46%
Since Inception	14.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.64%
Since Inception	11.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.52%
Since Inception	16.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.10%
Since Inception	11.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.03%
Since Inception	16.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.50%
Since Inception	13.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.38%
Since Inception	15.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.12%
Since Inception	20.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.50%
Since Inception	13.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.42%
Since Inception	19.29%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.67%
Since Inception	18.56%
Based on Market Value | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.59%
Since Inception	20.53%
Based on Market Value | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.70%
Since Inception	18.64%
Based on Market Value | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.45%
Since Inception	20.98%
Based on Market Value | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.24%
Since Inception	20.55%
Based on Market Value | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.81%
Since Inception	20.02%
Based on Market Value | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.41%
Since Inception	25.05%
Based on Market Value | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.01%
Since Inception	24.09%
Based on Market Value | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.55%
Since Inception	23.18%
S&P 500 Value Index | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.99%
Since Inception	18.83%
S&P 500 Growth Index | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.75%
Since Inception	20.72%
U.S. Treasury Money Market Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	none
Ten Years	1.22%
S&P MidCap 400 Index | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.50%
Since Inception	14.34%
S&P MidCap 400 Index | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.50%
Since Inception	20.71%
S&P MidCap 400 Growth Index | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.77%
Since Inception	14.16%
S&P MidCap 400 Growth Index | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.77%
Since Inception	21.18%
S&P MidCap 400 Value Index | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.25%
Since Inception	17.76%
S&P MidCap 400 Value Index | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.25%
Since Inception	20.27%
S&P SmallCap 600 Index | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.31%
Since Inception	16.91%
S&P SmallCap 600 Index | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.31%
Since Inception	24.31%
S&P SmallCap 600 Growth Index | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.69%
Since Inception	25.29%
S&P SmallCap 600 Value Index | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.98%
Since Inception	23.43%
iMoneyNet Money Fund Report's 100 percent Treasury Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	none
Ten Years	1.19%